                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      BB Biotech AG
Address:   Vordergasse 3
           Schaffhausen Switzerland CH-8200

Form 13F File Number: 28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adrian Bruengger
Title:   SIGNING AUTHORITY
Phone:   41 (01) 267 67 00


Signature, Place, and Date of Signing: /s/ Adrian Bruengger
                                       -----------------------------------------
                                       Schaffhausen, Switzerland, May 10, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3

Form 13F Information Table Entry Total:           17

Form 13F Information Table Value Total:   $1,382,828
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number   Name

      1     28-11193               Biotech Focus N.V.
      2     28-11191               Biotech Invest N.V.
      3     28-11189               Biotech Target N.V.


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                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

       COLUMN 1       COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------------------------------------------------------------------------------------
                      TITLE OF             VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER      CLASS    CUSIP   [x$1000]  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
--------------------------------------------------------------------------------------------------------------
Affymetrix            COM      00826T108   60,140 2,000,000 SH       DEFINED        1    2,000,000 NONE   NONE
Amgen                 COM      031162100   27,940   500,000 SH       DEFINED        1      500,000 NONE   NONE
Anadys
   Pharmaceuticals    COM      03252Q408      265    66,800 SH       DEFINED        3       66,800 NONE   NONE
Arena
   Pharmaceuticals    COM      040047102   10,860 1,000,000 SH       DEFINED        3    1,000,000 NONE   NONE
Biogen Idec           COM      09062X103  138,258 3,115,320 SH       DEFINED        1    3,115,320 NONE   NONE
Celgene               COM      151020104  341,905 6,517,439 SH       DEFINED        2    6,517,439 NONE   NONE
Elan Corp             ADR      284131208   51,602 3,882,755 SH       DEFINED        2    3,882,755 NONE   NONE
Genentech             COM      368710406  242,468 2,952,600 SH       DEFINED        1    2,952,600 NONE   NONE
Genzyme               COM      372917104   69,178 1,152,584 SH       DEFINED        1    1,152,584 NONE   NONE
Gilead                COM      375558103  249,198 3,251,109 SH       DEFINED        1    3,251,109 NONE   NONE
Incyte                COM      45337C102    6,242   947,166 SH       DEFINED        3      947,166 NONE   NONE
Keryx
   Biopharmaceuticals COM      492515101    9,882   939,311 SH       DEFINED        3      939,311 NONE   NONE
Optimer
   Pharmaceuticals    COM      68401H104    3,884   400,000 SH       DEFINED        3      400,000 NONE   NONE
Rigel
   Pharmaceuticals    COM      766559603   10,860 1,000,000 SH       DEFINED        3    1,000,000 NONE   NONE
The Medicines Company COM      584688105   27,588 1,100,000 SH       DEFINED        3    1,100,000 NONE   NONE
Vertex
   Pharmaceuticals    COM      92532F100   87,434 3,118,200 SH       DEFINED        3    3,118,200 NONE   NONE
Zymogenetics          COM      98985T109   45,124 2,900,000 SH       DEFINED        3    2,900,000 NONE   NONE


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